Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.9%
iShares Core S&P 500 ETF(a)(b)
(Cost $8,446,236) ........................................................... 18,587 $ 7,640,744
Number of
Contracts Notional Amount
Purchased Options – 1.1%
Calls – Exchange-Traded – 1.1%
S&P 500 Index, April Strike Price $4,200, Expires 4/21/23 ............... 4 $ 1,680,000 10,400
S&P 500 Index, May Strike Price $4,270, Expires 5/19/23 ............... 4 1,708,000 15,020
S&P 500 Index, June Strike Price $4,120, Expires 6/16/23 ............... 4 1,648,000 57,280
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 41 22,960,000 513
83,213
Total Purchased Options (Cost $230,421) .......................................................... 83,213
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $26,152) .............................................................. 26,152 26,152
Total Investments – 100.3%
(Cost $8,702,809) ........................................................................... $ 7,750,109
Liabilities in Excess of Other Assets – (0.3)% ....................................................... (22,396)
Net Assets – 100.0% .......................................................................... $ 7,727,713
Number of
Contracts Notional Amount
Written Option – (0.3)%
Calls – Exchange-Traded – (0.3)%
S&P 500 Index, June Strike Price $4,310, Expires 6/16/23
(Premiums Received $10,375) ................................... (4) (1,724,000) $ (20,400)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $5,549,580 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.9%
Purchased Options ............................................................................... 1.1%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 100.3%
Liabilities in Excess of Other Assets .................................................................. (0.3)%
Net Assets ..................................................................................... 100.0%